MINERAL RIGHTS - Aurora Uranium Project (Details)									3 Months Ended		12 Months Ended
	Feb. 24, 2026 USD ($)	Nov. 30, 2025 USD ($)	Nov. 26, 2025	Nov. 18, 2025 USD ($)	Jul. 14, 2025 item	May 18, 2025 USD ($)	Dec. 18, 2024 USD ($)	Nov. 18, 2024 USD ($) item lb	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)
MINERAL RIGHTS
Cash paid as consideration									$ 18,155	$ 300,000	$ 1,193,415	$ 70,000
Oregon Energy LLC
MINERAL RIGHTS
Ownership percentage acquired								100.00%
Aurora Uranium Project
MINERAL RIGHTS
Percentage of interests acquired								100.00%
Number of mining claims | item					361			365
NSR Royalty, percentage								1.00%
Consideration for half repurchase of NSR								$ 1,000,000
Consideration for full repurchase of NSR								2,000,000
Cash paid as consideration							$ 300,000
Value of common shares issued								16,000,000
Minimum amount raised in connection with Listing Event								6,800,000
Increase in value of common shares issued								$ 5,000,000
Percentage increase in the spot price								50.00%
Trading days								30 days
Extension term						6 months		6 months
Number of extensions | item								2
Payments for extension						$ 300,000
Reimbursements made		$ 193,415
Reimbursements payable		$ 7,975									$ 7,975
Number of mining claims closed | item					4
Aurora Uranium Project | Maximum
MINERAL RIGHTS
Expenditure incurred				$ 500,000
Aurora Uranium Project | Mineral Resource of At Least 40 Million Pounds
MINERAL RIGHTS
Value of common shares issued	$ 4,000,000							$ 20,000,000
Minimum volume of mineral resource | lb								40,000,000
Increase in value of common shares issued								$ 4,000,000
Aurora Uranium Project | Mineral Resource for Additional 1,000,000 Pound
MINERAL RIGHTS
Increase in value of common shares issued								$ 200,000
Additional volume of mineral resource | lb								1,000,000
Aurora Uranium Project | Mineral Resource for Additional 1,000,000 Pound | Maximum
MINERAL RIGHTS
Value of common shares issued	$ 5,000,000							$ 21,000,000
Increase in value of common shares issued								$ 1,000,000
Aurora Uranium Project | First Six-Month Extension
MINERAL RIGHTS
Extension term						6 months		6 months
Payments for extension								$ 300,000
Expenditure incurred								$ 250,000
Aurora Uranium Project | Second Six-Month Extension
MINERAL RIGHTS
Extension term			225 days	6 months				6 months
Payments for extension				$ 400,000				$ 400,000
Expenditure incurred								$ 250,000